Commitments	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 6 - Commitments

The Company had committed to office rental agreements with payments of $2,400 CAD per month expiring December 31, 2019 and $1,200 CAD per month from January 2020 until June 30, 2020.

Note 8 - Commitments As at April 30, 2019 and 2018 the Company did not have any commitments.